Debt - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Revolving credit agreement maximum borrowing capacity	$ 600,000
Revolving credit agreement maturity date	Jul. 01, 2019
Commitment fee percentage on unused portion of the commitment	0.15%
Borrowings under revolving credit agreement	$ 245,300	$ 303,199
Swingline Subfacility
Debt Instrument [Line Items]
Revolving credit agreement maximum borrowing capacity	90,000
Letter of Credit
Debt Instrument [Line Items]
Revolving credit agreement maximum borrowing capacity	50,000
Multicurrency borrowing sublimit
Debt Instrument [Line Items]
Revolving credit agreement maximum borrowing capacity	$ 75,000
Minimum
Debt Instrument [Line Items]
Commitment fee percentage on unused portion of the commitment	0.125%
Maximum
Debt Instrument [Line Items]
Commitment fee percentage on unused portion of the commitment	0.35%
London Interbank Offer Rate
Debt Instrument [Line Items]
Basis spread	1.00%
London Interbank Offer Rate | Minimum
Debt Instrument [Line Items]
Basis spread	0.875%
London Interbank Offer Rate | Maximum
Debt Instrument [Line Items]
Basis spread	2.50%
Prime Rate
Debt Instrument [Line Items]
Basis spread	0.00%
Prime Rate | Minimum
Debt Instrument [Line Items]
Basis spread	0.00%
Prime Rate | Maximum
Debt Instrument [Line Items]
Basis spread	1.50%